Fair Value Measurements	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements
10.	FAIR VALUE MEASUREMENTS
Fair Value of Financial Instruments
U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:
Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 - include other inputs that are directly or indirectly observable in the marketplace.
Level 3 - unobservable inputs which are supported by little or no market activity.
The Sohu Group’s financial instruments consist primarily of cash equivalents, restricted cash, short-term investments, accounts receivable, other current assets, long-term investments, long-term time deposits, accounts payable, accrued liabilities, other short-term liabilities, and long-term other payables.
Financial Instruments Measured at Fair Value
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2021 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$949,884	$0	$949,884	$0
Restricted cash	1,969	0	1,969	0
Short-term investments	399,345	0	399,345	0
Equity investments with readily determinable fair values	14,642	14,642	0	0
Long-term time deposits	189,007	0	189,007	0
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2022 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$541,393	$0	$541,393	$0
Short-term investments	473,624	0	473,624	0
Equity investments with readily determinable fair values	3,208	3,208	0	0
Long-term time deposits	265,802	0	265,802	0
Cash Equivalents
The Sohu Group’s cash equivalents mainly consist of time deposits with original maturities of three months or less, notice deposits, and investments in money market funds. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally, there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term Investments
The
Sohu Group’s short-term investments mainly consist of investments in financial instruments with a variable interest rate and time deposits with maturities of three months to one year. In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets and time deposits, the Sohu Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other income/(expense) and interest income. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
As of December 31, 2022 and 2021, the Sohu Group’s investment in these financial instruments was $
473.6
million and $
399.3
 million, respectively. The investment instruments with variable interest rates were issued by commercial banks in the Chinese mainland,
 and are indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments. For the years ended December 31, 2022 and 2021, the Sohu Group recorded gains from changes in the fair value of short-term investments in the amounts of $
13.4
million and $
5.3
 million, respectively, in the consolidated statements of comprehensive income.
Long-term Investments
Long-term investments consist of equity investments in publicly traded companies, privately-held companies and limited partnerships.
Under ASU
2016-01,
equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value through earnings, unless they qualify for a measurement alternative.
The Group measures equity investments under the equity method and equity investments without readily determinable fair values at fair value on a non-recurring
basis when an impairment charge is to be recognized. As of December 31, 2021 and 2022, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to their fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in other income for the years then ended. The Group recognized impairment losses of
$0.2 million and
$12.0
million, respectively, for investments without readily determinable fair values in 2021 and 2022.
Equity Investments Accounted for Using the Equity Method
For investments in common stock or
in-substance
common stock of entities over which the Group can exercise significant influence but does not own a majority equity interest or control, the equity method is applied, and the Group adjusts the carrying amount of an investment and recognizes investment income or loss for the Group’s share of the earnings or loss of the investee after the date of investment. The Group measures equity investments under the equity method at fair value on a non-recurring
basis only if an impairment charge is to be recognized. The Group classifies these non-recurring
fair value measurements as Level 3 of fair value measurement.
Equity Investments with Readily Determinable Fair Values
For equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through earnings.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.
Equity Investments without Readily Determinable Fair Values
Based on ASU
2016-01,
an entity will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes in orderly transactions for the identical or similar investments of the same issuer. Entities that elect this measurement alternative will report changes in the carrying value of the equity investments in current earnings.
If this measurement alternative is elected, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known. When observable price changes were identified, the Group used the back-solve method to re-measure
the fair value of the investments and to determine the amount that should be recorded as upward or downward adjustments. The back-solve method requires considering the rights and preferences of each class of equity and solving for the total equity value that is consistent with a recent transaction of the subject company’s securities. This method requires making assumptions on future outcomes available to the subject company, the probability of each scenario, expected time to liquidity events, volatility and risk-free rate. The Group classifies this non-recurring
fair value measurement as Level 3 of fair value
measurement.
Long-term
Time Deposits
Th
e Sohu Group elected the fair value method at the date of initial recognition of time deposits with maturities over one year and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income. The Sohu Group classifies the valuation techniques as Level 2 of fair value measurements.
Assets Measured at Fair Value on a Nonrecurring Basis
The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2021 and 2022 (in thousands)

		Fair value measurements at reporting date using
Items	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,555	$0	$0	$2,555
Intangible assets, net	9,136	0	0	9,136
Goodwill	48,811	0	0	48,811

		Fair value measurements at reporting date using
Items	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,263	$0	$0	$2,263
Intangible assets, net	5,394	0	0	5,394
Goodwill	47,415	0	0	47,415
Intangible Assets
Intangible assets mainly comprise purchased video content, operating rights for licensed games, domain names and trademarks, computer software, and developed technologies. The impairment losses recognized for intangible assets were mainly due to impairment losses for purchased video content. See Note 14 - Intangible Assets, Net.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. See Note 13 - Goodwill.
Short-term Receivables and Payables
Accounts receivable and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Short-term accounts payable, accrued liabilities, and other short-term liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.
Long-term Payables
Long-term payables mainly consist of long-term other payables.
Long-term other payables are financial liabilities with carrying values that approximate fair value. After the Changyou Plans’ Modification, long-term other payables also include liabilities accrued over the option holders’ service periods with a fixed price of $5.39
per Changyou Class A ordinary share. See Note 18 - Sohu.com Limited Shareholders’ Equity.